Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of short-term borrowings
	As of December 31,
	2019	2020
	RMB	RMB
Borrowings from commercial banks(i)	87,568	49,457
Borrowings from Red Star Macalline Co., Ltd.(ii)	30,000	—
Borrowings from others(iii)	21,079	—
Total	138,647	49,457